Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions	Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total	$ 77.9	$ 242.6	$ 17.9	$ 0.3	$ 0.9	$ 339.6
United States | United States Federal Government Office of Natural Resources
Total		6.4	0.2			6.6
United States | United States Federal Government Internal Revenue Service [Member]
Total	15.6					15.6
Canada | Federal Government of Canada, Canada Revenue Agency
Total	36.1					36.1
Canada | Federal Government of Canada Receiver General For Canada
Total			0.1			0.1
Canada | Province of British Columbia Ministry of Finance Province of BC
Total	4.2	94.9	11.9			111.0
Canada | Province of Alberta Alberta Finance, Tax and Revenue Administration
Total	11.9					11.9
Canada | Province of Alberta Government of Alberta
Total		137.8	1.0	$ 0.3		139.1
Canada | Province of Alberta Alberta Energy Regulator
Total			2.8			2.8
Canada | Province of Alberta Alberta Petroleum Marketing Commission
Total		3.4				3.4
Canada | County of Grande Prairie
Total	$ 10.1		1.8			11.9
Canada | Province of Ontario The Ontario Aggregate Resources Corporation
Total			$ 0.1			0.1
Canada | Horse Lake First Nation Receiver General For Canada
Total		$ 0.1				0.1
Canada | Province of British Columbia BC Hydro
Total					0.4	0.4
Canada | Province of British Columbia BC Transportation Financing Authority [Member]
Total					$ 0.5	$ 0.5